Capital and financial risk management (Tables)	12 Months Ended
Mar. 31, 2024
Capital and financial risk management
Schedule of capital management

	2024	2023
	€m	€m
Borrowings (note 21)	56,987	66,390
Cash and cash equivalents (note 19)	(6,183)	(11,705)
Derivative financial instruments included in trade and other receivables (note 14)	(4,226)	(6,124)
Derivative financial instruments included in trade and other payables (note 15)	1,524	1,422
Short-term investments (note 13)	(3,225)	(4,305)
Collateral assets (note 13)	(741)	(239)
Financial liabilities under put option arrangements	–	485
Equity	60,998	64,483
Capital	105,134	110,407

Schedule of financial instruments exposure to credit risk

	2024	2023
	€m	€m
Cash and bank deposits (note 19)	4,168	3,924
Money market funds (note 19)	2,015	7,781
Managed investment funds (note 13)	2,024	2,967
Bonds and debt securities (note 13)	2,142	2,337
Collateral assets (note 13)	741	239
Other investments (note 13)	1,126	2,473
Derivative financial instruments (note 14)	4,226	6,124
Trade receivables (note 14)[1]	5,513	6,158
Contract assets and other receivables (note 14)	4,067	4,353
Financial Guarantees[2]	2,038	3,381
	28,060	39,737

Note:

1	Includes amounts guaranteed under sales of trade receivables €1,929 million (2023: €1,927 million).
2	Principally comprises Vodafone Group Plc’s guarantee of the Group’s share in a multicurrency loan facility, amounting to US$1 billion and €0.6 billion (2023: US$1.75 billion), which forms part of its overall joint venture investment in TPG Telecom Ltd. The Group’s share of these loan balances is included in the net investment in joint venture (see note 12 'Investments in associates and joint arrangements'). Financial guarantees also includes INR42.5 billion (2023: INR42.5 billion) in relation to the secondary pledge over shares owned by Vodafone Group in Indus Towers (see note 29 'Contingent liabilities and legal proceedings').

Schedule of cash collateral, which is reported within short-term borrowings, held by Group

	2024	2023
	€m	€m
Collateral liabilities	2,628	4,886

Schedule of movements in the allowance for expected credit losses

					Trade receivables held
			Trade receivables held		at fair value through
	Contract assets		at amortised cost		other comprehensive income
	Re-presented[1]		Re-presented[1]		Re-presented[1]
	2024	2023	2024	2023	2024	2023
	€m	€m	€m	€m	€m	€m
1 April	78	83	1,149	1,342	71	108
Exchange movements	(1)	(3)	(41)	(72)	1	1
Amounts charged to credit losses on financial assets	96	128	419	360	82	17
Transfer of assets held for sale	(31)	6	(324)	256	(16)	2
Other[2]	(122)	(136)	(438)	(737)	(60)	(57)
31 March	20	78	765	1,149	78	71

Notes:

1	The results for the year ended 31 March 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
2	Primarily utilisation of the provision by way of write-off.

		Trade receivables at amortised cost past due
		30 days	31-60	61-180	180
31 March 2024	Due €m	or less €m	days €m	days €m	days+ €m	Total €m
Gross carrying amount	2,199	347	122	308	638	3,614
Expected credit loss allowance	(52)	(56)	(26)	(111)	(520)	(765)
Net carrying amount	2,147	291	96	197	118	2,849

		Trade receivables at amortised cost past due
		30 days	31–60	61–180	180
31 March 2023	Due €m	or less €m	days €m	days €m	days+ €m	Total €m
Gross carrying amount	2,465	599	163	329	957	4,513
Expected credit loss allowance	(67)	(64)	(50)	(173)	(831)	(1,185)
Net carrying amount	2,398	535	113	156	126	3,328

Note:

1	Contract assets relate to amounts not yet due from customers. These amounts will be reclassified as trade receivables before they become due. Trade receivables at fair value through other comprehensive income are not materially past due.

Schedule of maturity analysis for non-derivative financial liabilities on an undiscounted basis

						Trade payables and
Maturity profile[1]	Bank loans €m	Bonds €m	Lease liabilities €m	Other2 €m	Total borrowings €m	other financial liabilities3 €m	Total €m
Within one year	365	2,871	2,603	4,747	10,586	10,891	21,477
In one to two years	140	5,860	1,984	247	8,231	128	8,359
In two to three years	27	5,608	1,599	245	7,479	–	7,479
In three to four years	91	2,310	1,461	226	4,088	–	4,088
In four to five years	161	3,437	1,129	422	5,149	–	5,149
In more than five years	72	40,826	2,366	277	43,541	–	43,541
	856	60,912	11,142	6,164	79,074	11,019	90,093
Effect of discount/financing rates	(89)	(20,169)	(1,470)	(359)	(22,087)	(7)	(22,094)
31 March 2024	767	40,743	9,672	5,805	56,987	11,012	67,999
Within one year	308	6,234	3,452	6,764	16,758	15,370	32,128
In one to two years	235	3,070	2,574	423	6,302	51	6,353
In two to three years	110	5,725	2,200	259	8,294	–	8,294
In three to four years	18	5,500	1,981	258	7,757	–	7,757
In four to five years	70	2,212	1,810	233	4,325	–	4,325
In more than five years	128	42,325	3,240	599	46,292	–	46,292
	869	65,066	15,257	8,536	89,728	15,421	105,149
Effect of discount/financing rates	(74)	(20,950)	(1,893)	(421)	(23,338)	(3)	(23,341)
31 March 2023	795	44,116	13,364	8,115	66,390	15,418	81,808

Notes:

1

Maturities reflect contractual cash flows applicable except in the event of a change of control or event of default, upon which lenders have the right, but not the obligation, to request payment within 30 days. This also applies to undrawn committed facilities. There is no debt that is subject to a material adverse change clause. Where there is a choice of contractual cash flow dates, principally on 'hybrid bonds', the expected settlement date is used.

2

Includes spectrum licence payables with maturity profile €153 million (2023: €196 million) within one year, €187 million (2023: €170 million) in one to two years, €187 million (2023: €199 million) in two to three years, €187 million (2023: €199 million) in three to four years, €187 million (2023: €199 million) in four to five years and €276 million (2023: €587 million) in more than five years. Also includes €2,628 million (2023: €4,886 million) in relation to cash received under collateral support agreements shown within 1 year.

3	Includes financial liabilities under put option arrangements and non-derivative financial liabilities presented within trade and other payables.

Schedule of maturity analysis for derivative financial liabilities on an undiscounted basis

	2024			2023
	Payable[1]	Receivable[1]	Total	Payable[1]	Receivable[1]	Total
	€m	€m	€m	€m	€m	€m
Within one year	(7,181)	7,886	705	(17,845)	18,527	682
In one to two years	(4,984)	5,466	482	(3,534)	4,055	521
In two to three years	(5,496)	5,910	414	(4,028)	4,441	413
In three to four years	(2,457)	2,909	452	(2,186)	2,567	381
In four to five years	(3,451)	4,020	569	(2,265)	2,681	416
In more than five years	(40,415)	46,561	6,146	(38,494)	44,586	6,092
	(63,984)	72,752	8,768	(68,352)	76,857	8,505
Effect of discount/financing rates			(6,066)			(3,803)
Financial derivative net receivable			2,702			4,702

Note:

1	Payables and receivables are stated separately in the table above where cash settlement is on a gross basis.

Schedule of sensitivity of Group's adjusted operating profit to strengthening major currency

	2024	2023
	€m	€m
Increase/ (decrease) in Profit before taxation
EGP 43% change (2023: 27%)	191	116
TRY 54% change (2023: 43%)	104	33
ZAR 10% change (2023: 12%)	60	87
GBP 2% change (2023: 3%)	(50)	(46)

Schedule of carrying values and nominal amounts of derivatives

				Other comprehensive income				Weighted average
				Opening	(Gain)/	Gain/(Loss)	Closing
		Carrying	Carrying	balance	Loss	recycled to	balance			Euro
	Nominal	value	value	1 April	deferred to	financing	31 March			interest
At 31 March 2024	amounts €m	assets €m	liabilities €m	2023 €m	OCI €m	costs €m	2024[1] €m	Maturity year	FX rate	rate %
Cash flow hedges - foreign currency risk[2]
Cross-currency and foreign exchange swaps:
- US dollar bonds	16,756	2,689	188	(2,709)	1,775	124	(810)	2039	1.18	3.29
- Australian dollar bonds	288	–	2	(21)	14	(6)	(13)	2027	1.56	1.57
- Swiss franc bonds	624	80	–	(3)	(22)	15	(10)	2026	1.08	1.57
- Pound sterling bonds	4,771	45	362	(37)	244	126	333	2043	0.86	4.05
- Hong Kong dollar bonds	233	20	–	(5)	2	3	–	2028	9.08	1.92
- Japanese yen bonds	78	–	11	(12)	15	(9)	(6)	2037	128.53	2.47
- Norwegian krona bonds	241	–	47	(12)	13	(6)	(5)	2026	9.15	1.12
- Foreign exchange forwards[3]	287	–	42	(34)	(15)	7	(42)	2024	29.88	–
Cash flow hedges - foreign currency and interest rate risk[2]
Cross currency swaps - US dollar bonds	–	–	–	(11)	11	–	–	–	–	–
Net investment hedge - foreign exchange risk[4]
Cross currency and foreign exchange swaps - South African rand investment	1,505	176	–	952	(54)	–	898	2026	17.81	2.19
	24,783	3,010	652	(1,892)	1,983	254	345

				Other comprehensive income				Weighted average
				Opening		Gain/(Loss)	Closing
		Carrying	Carrying	balance	(Gain)/Loss	recycled to	balance			Euro
	Nominal	value	value	1 April	deferred to	financing	31 March			interest
At 31 March 2023	amounts €m	assets €m	liabilities €m	2022 €m	OCI €m	costs €m	2023[1] €m	Maturity year	FX rate	rate %
Cash flow hedges – foreign currency risk[2]
Cross-currency and foreign exchange swaps hedging:
- US dollar bonds	17,690	4,456	–	(1,484)	(2,321)	1,096	(2,709)	2038	1.18	3.14
- Australian dollar bonds	288	13	–	(5)	31	(47)	(21)	2027	1.56	1.57
- Swiss franc bonds	624	58	–	20	(43)	20	(3)	2026	1.08	1.26
- Pound sterling bonds	4,195	61	152	109	6	(152)	(37)	2044	0.86	3.15
- Hong Kong dollar bonds	233	22	–	7	(17)	5	(5)	2028	9.08	1.48
- Japanese yen bonds	78	3	–	2	(9)	(5)	(12)	2037	128.53	2.47
- Norwegian krona bonds	241	–	34	3	17	(32)	(12)	2026	9.15	1.12
- Foreign exchange forwards[3]	383	–	34	(69)	34	1	(34)	2023	18.92	–
Cash flow hedges – foreign currency and interest rate risk[2]
Cross currency swaps - US dollar bonds	417	49	–	(1)	(20)	10	(11)	2023	1.17	1.07
Net investment hedge - foreign exchange risk[4]
Cross currency and foreign exchange swaps - South African rand investment	2,004	96	–	1,133	(181)	–	952	2025	18.23	1.83
	26,153	4,758	220	(285)	(2,503)	896	(1,892)

Notes:

1	Fair value movement deferred into other comprehensive income includes €251 million loss (2023: €383 million loss) and €10 million gain (2023: €17 million gain) of foreign currency basis outside the cash flow and net investment hedge relationships respectively.
2	For cash flow hedges, the movement in the hypothetical derivative (hedged item) mirrors that of the hedging instrument. Hedge ineffectiveness of the swaps designated in a cash flow hedge during the period was €67 million (2023: €nil).
3	Includes euro and US dollar forward contracts against Turkish lira to hedge foreign currency forecast expenditures in local markets. Notional amounts of €166 million (2023: €259 million) and $130 million or €121 million equivalent (2023: $134 million or €124 million equivalent) with weighted average exchange rates of 29.68 (2023: 18.36) and 30.15 (2023: 20.07) respectively to Turkish lira.
4	Hedge ineffectiveness of swaps designated in a net investment hedge during the period was €nil (2023: €nil).

Summary of changes in assets and liabilities arising from financing activities

					Assets and liabilities
		Derivative assets	Financial liabilities		arising from
	Borrowings	and liabilities	under put options	Other liabilities	financing activities
	€m	€m	€m	€m	€m
31 March 2023	66,390	(4,702)	485	103	62,276
Cash movements
Proceeds from issuance of long-term borrowings	1,533	–	–	–	1,533
Repayment of borrowings[1]	(10,106)	–	–	–	(10,106)
Net movement in short-term borrowings	(1,636)	–	–	–	(1,636)
Net movement in derivatives	–	144	–	–	144
Interest paid[1]	(2,531)	272	(17)	(54)	(2,330)
Purchase of treasury shares	–	–	–	–	–
Other	–	–	(493)	–	(493)
Non-cash movements
Fair value movements	–	2,233	–	–	2,233
Foreign exchange	61	(231)	–	1	(169)
Interest costs[2]	2,766	(395)	13	56	2,440
Lease additions	3,915	–	–	–	3,915
Transfer of assets and liabilities held for sale	(3,455)	(23)	–	(1)	(3,479)
Other	50	–	12	–	62
31 March 2024	56,987	(2,702)	–	105	54,390

					Assets and liabilities
		Derivative assets	Financial liabilities		arising from
	Borrowings	and liabilities	under put options	Other liabilities	financing activities
	€m	€m	€m	€m	€m
1 April 2022	70,092	(2,954)	494	1,498	69,130
Cash movements
Proceeds from issuance of long-term borrowings	4,071	–	–	–	4,071
Repayment of borrowings[1]	(13,538)	–	–	–	(13,538)
Net movement in short-term borrowings	3,172	–	–	–	3,172
Net movement in derivatives	–	261	–	–	261
Interest paid[1]	(2,444)	590	(18)	(79)	(1,951)
Purchase of treasury shares	–	–	–	(1,867)	(1,867)
Other	–	–	(12)	–	(12)
Non-cash movements
Fair value movements	–	(1,688)	–	–	(1,688)
Foreign exchange	(44)	(350)	–	(20)	(414)
Interest costs[2]	2,657	(561)	21	(113)	2,004
Lease additions	7,652	–	–	–	7,652
Acquisition and disposal of subsidiaries	(5,243)	–	–	–	(5,243)
Other[3]	15	–	–	684	699
31 March 2023	66,390	(4,702)	485	103	62,276

Note:

1

Includes €1,136 million (2023: €3,037 million) in Repayment of borrowings and €103 million (2023: €136 million) in Interest paid that are presented within Cash outflows from discontinued operations in the Consolidated statement of cash flows.

2	Includes €111 million (2023: €103 million) of Interest costs presented within Discontinued operations in the Consolidated income statement.
3	Movement in Other liabilities primarily relate to share buyback programmes.

Schedule of Group's financial assets and liabilities that are subject to offset in the balance sheet and the impact of enforceable master netting or similar agreements

				Related amounts not set off in the balance sheet
			Amounts	Right of set off
			presented in	with derivative	Collateral
At 31 March 2024	Gross amount €m	Amount set off €m	balance sheet €m	counterparties €m	(liabilities)/assets[1] €m	Net amount €m
Derivative financial assets	4,226	–	4,226	(899)	(2,628)	699
Derivative financial liabilities	(1,524)	–	(1,524)	899	741	116
Total	2,702	–	2,702	–	(1,887)	815

				Related amounts not set off in the balance sheet
			Amounts	Right of set off
			presented in	with derivative	Collateral
At 31 March 2023	Gross amount €m	Amount set off €m	balance sheet €m	counterparties €m	(liabilities)/assets[1] €m	Net amount €m
Derivative financial assets	6,124	–	6,124	(910)	(4,886)	328
Derivative financial liabilities	(1,422)	–	(1,422)	910	239	(273)
Total	4,702	–	4,702	–	(4,647)	55

Note:

1

Excludes non-cash collateral of €370 million (2023: €nil) which is not recognised on balance sheet but which would become payable to the Group in the event of a counterparty default on the related derivative financial assets.